Other Long-term Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2020 USD ($)
Statement [Line Items]
Amount in escrow account	$ 7.5	$ 8.1
Provision For Adjustment	39.2
Provision for maintenance	14.9	$ 19.0
Trust fund	$ 3.0
B-737-700 [Member]
Statement [Line Items]
Number Of Leased Aircraft Returned | Aircraft	2